Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders’ Equity

Note 11 – Stockholders’ Equity

On May 28, 2021, the Company’s stockholders approved the Company’s 2021 Equity Incentive Plan (the “2021 Plan”) at its annual shareholders’ meeting. The 2021 Plan was approved by the Board of Directors of the Company on April 12, 2021 and has a total of 600,000 shares of the Company’s common stock which may be granted as stock reward to attract and retain personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business. On June 16, 2021, the Company filed Form S-8 to register the 600,000 shares of the Company’s common stock under the 2021 Plan.

On August 31, 2023, the Company’s stockholders approved the Company’s 2023 Equity Incentive Plan (the “2023 Plan”) at its special shareholders’ meeting. The 2023 Plan was approved by the Board of Directors of the Company on June 28, 2023 and has a total of 800,000 shares of the Company’s common stock which may be granted as stock reward to attract and retain personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business. On December 15, 2023, the Company filed Form S-8 to register the 800,000 shares of the Company’s common stock under the 2023 Plan.

On May 31, 2024, the Company’s stockholders approved the Company’s 2024 Equity Incentive Plan (the “2024 Plan”) at its annual shareholders’ meeting. The 2024 Plan was approved by the Board of Directors of the Company on April 19, 2024 and has a total of 3,000,000 shares of the Company’s common stock which may be granted as stock reward to attract and retain personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business.

On April 18, 2024, the Company received written notice from the NASDAQ Stock Market (“NASDAQ”) stating that the Company does not meet the requirement of maintaining a minimum of $2,500,000 in stockholders’ equity for continued listing on the NASDAQ Capital Market, as set forth in NASDAQ Listing Rule 5550(b)(1), the Company also does not meet the alternative of market value of listed securities of $35 million under NASDAQ Listing Rule 5550(b)(2) or net income from continuing operations of $500,000 in the most recently completed fiscal year or in two of the last three most recently completed fiscal years under NASDAQ Listing Rule 5550(b)(3), and the Company is no longer in compliance with the NASDAQ Listing Rules.

The NASDAQ notification letter provides the Company until June 6, 2024 to submit a plan to regain compliance. If the plan is accepted, NASDAQ can grant the Company an extension up to 180 calendar days from the date of NASDAQ letter to demonstrate compliance. If NASDAQ does not accept the Company’s compliance plan, the Company will have the opportunity to appeal that decision to a Hearing Panel per NASDAQ Listing Rule 5815(a).

The Company submitted its plan of compliance on May 28, 2024 and a supplemental letter to the plan of compliance on June 20, 2024. On June 27, 2024, the Company received a notification letter from NASDAQ Listing Qualification Staff (“Staff”). Based on the review of the letters submitted by the Company, Staff has determined to grant the Company an extension until October 14, 2024 to regain compliance with the Rule and the Company must complete its initiatives and provide evidences for the compliance with the Rule as required by NASDAQ.

The Company and Nova Samoa have entered into orders to purchase inventories in total amount of $4,650,000, which will be paid in 3,321,429 shares (“Transaction”) of common stock of the Company at US$1.40 per share, as disclosed in the Form 8-K filed by the Company with SEC on October 11, 2024 (the “Form 8-K”). The Company believes it has regained compliance with the stockholders’ equity requirement based upon the Transaction.

Based on the Form 8-K, staff of NASDAQ (“Staff”) has determined that the Company complies with the Listing Rule 5550(b)(1). However, as noted in its letter dated, June 27, 2024, if the Company fails to evidence compliance upon filing its next periodic report covering the period of the Transaction which is the annual report for the year ended December 31, 2024 (“2024 Form 10-K”), it may be subject to delisting. At that time, Staff will provide written notification to the Company, which may then appeal Staff’s determination to a Hearings Panel. The Company filed its 2024 Form 10-K on March 31, 2025 and has not received any written notification from Nasdaq as of the day of this report.

On May 16, 2024, the Company entered into a Securities Purchase Agreement with an investor to sell 200,000 shares of the Company’s common stock at a purchase price of $2.00 per share for an aggregate price of $400,000 (the “Private Placement”). The Private Placement was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On July 30, 2024, the Company entered into a Securities Purchase Agreement with the same investor to sell 125,000 shares of the Company’s common stock at a purchase price of $1.60 per share for an aggregate price of $200,000 (the “Private Placement”). The Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On October 11, 2024, Nova LifeStyle, Inc. (the “Company”) and Nova Furniture Limited (Samoa), a wholly owned subsidiary of the Company (“Nova Samoa”) entered into five purchase orders (“POs”) to purchase certain furniture products (the “Products”) from Iconic Tech SDN BHD (“Iconic Tech”), Onefull Technologies SDN. BHD. (“Onefull Technologies”), Skyvip SDH BHD (“Skyvip”), United Poles SDH BHD (“United Poles”) and Teclutions System SDN. BHD (“Teclutions”, collectively with Iconic Tech, Onefull Technologies, Skyvip and United Poles as the Sellers). Pursuant to the POs, the Company, Nova Samoa and Sellers agree that (i) Nova Samoa will purchase Background Light Slabs from Iconic Tech for a total of $945,000 (the “Iconic Order Price”); (ii) Nova Samoa will purchase Porcelin Slabs from Onefull Technologies for a total of $925,000 (the “Onefull Order Price”); (iii) Nova Samoa will purchase Transparent Marble Slabs from Skyvip for a total of $900,000 (the “Skyvip Order Price”); (iv) Nova Samoa will purchase Ultrathinstone from United Poles for a total of $940,000 (the “United Order Price”) (v) the Nova Samoa will purchase Light Transmitting Slate Stone from Teclutions for a total of $940,000 (the “Teclutions Order Price”, collectively with Iconic Order Price, Onefull Order Price, Skyvip Order Price and United Order Price as the Order Prices); (vi) the Order Prices shall be paid up to the Sellers in 3,321,429 shares (“Shares”) of common stock of the Company at US$1.40 per share. The Shares were issued pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On October 25, 2024, Nova LifeStyle, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Agreement”) with certain purchaser identified on the signature page thereto (the “Purchaser”), pursuant to which the Company agreed to sell to the Purchaser in a private placement 125,000 shares (the “Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a purchase price of $1.20 per share for an aggregate price of $150,000 (the “Private Placement”). The Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On January 6, 2025, Nova LifeStyle, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Agreement”) with certain purchaser identified on the signature page thereto (the “Purchaser”), pursuant to which the Company agreed to sell to the Purchaser in a private placement 250,000 shares (the “Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a purchase price of $0.60 per share for an aggregate price of $150,000 (the “Private Placement”). The Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On February 10, 2025, Nova LifeStyle, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Agreement”) with certain purchaser identified on the signature page thereto (the “Purchaser”), pursuant to which the Company agreed to sell to the Purchaser in a private placement 250,000 shares (the “Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a purchase price of $0.60 per share for an aggregate price of $150,000 (the “Private Placement”). The Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On February 20, 2025, Nova LifeStyle, Inc. (the “Company”) entered into a Debt Repayment Agreement (the “Agreement”) with Huge Energy International Limited, a company incorporated in Hong Kong and a creditor of the Company (the “Creditor”), pursuant to which the Company agreed to repay $217,000 debt owed to the Creditor in the form of shares of Common Stock of the Company for an aggregate of 434,000 shares at a price of $0.50 per share (the “Debt Repayment”). The Debt Repayment will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On February 26, 2025, Nova LifeStyle, Inc. (the “Company”) and Nova Furniture Limited (Samoa), a wholly owned subsidiary of the Company (“Nova Samoa”) entered into four purchase orders (“POs”) to purchase certain furniture products (the “Products”) from Flyguy Resources Sdn Bhd (“Flyguy Resources”), Twenty Nine Business Solutions Sdn. (“Twenty Nine Business”), Chialing Enterprise (“Chialing”) and Macro IT Solutions SDH BHD (“Macro IT Solutions”, collectively with Flyguy Resources, Twenty Nine Business, and Chialing as the “Sellers”). Pursuant to the POs, the Company, Nova Samoa and Sellers agree that (i) Nova Samoa will purchase Transparent Marble Slabs from Flyguy Resources for a total of $810,000 (the “Flyguy Order Price”); (ii) Nova Samoa will purchase Background Light Slabs from Twenty Nine Business for a total of $742,500 (the “Twenty Nine Order Price”); (iii) Nova Samoa will purchase Light Transmitting Slate Stone from Chialing for a total of $825,000 (the “Chialing Order Price”); and (iv) Nova Samoa will purchase Ultrathinstone from Macro IT Solutions for a total of $813,750 (the “Macro Order Price”, collectively with Flyguy Order Price, Twenty Nine Order Price, Chialing Order Price as “Order Prices”); (vi) the Order Prices shall be paid to the Sellers in 4,909,616 shares (“Shares”) of common stock of the Company at US$0.65 per share. The Shares will be issued pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 13, 2025, Nova LifeStyle, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Agreement”) with certain purchaser identified on the signature page thereto (the “Purchaser”), pursuant to which the Company agreed to sell to the Purchaser in a private placement 500,000 shares (the “Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a purchase price of $0.40 per share for an aggregate price of $200,000 (the “Private Placement”). The Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

Shares and Warrants issued through Private Placement

On July 23, 2021, the Company conducted a registered direct offering of 222,902 shares of common stock. The shares were offered and sold by the Company pursuant to an effective shelf registration statement on Form S-3, which was filed with the Securities and Exchange Commission (the “SEC”) on October 8, 2020 and subsequently declared effective on October 15, 2020. Additionally, the Company issued to the investors unregistered warrants to purchase up to an aggregate of 222,902 shares of common stock in a concurrent private placement. The combined purchase price for one share of common stock and a warrant to purchase one share of common stock was $14.00. The warrants have an exercise price of $17.50 per share, are exercisable beginning six-months from the date of issuance, and will expire five and a half years from the date of issuance. The offering gross proceeds were $3,120,622 before deducting placement agent’s commissions and other offering costs, and the net proceeds of the offering were approximately $2,760,000. The offering closed on July 27, 2021.

In conjunction with this offering, the Company issued warrants to purchase 22,290 shares of common stock at an exercise price of $17.50 per share to the placement agent and its designees. The placement agent warrants are exercisable on the six-month anniversary of the issuance date. The placement agent warrants are exercisable for four and a half years from the initial exercise date. The placement agent warrants have piggy-back registration rights and have a termination date of July 23, 2026.

The warrants issued in the private placement described above are exercisable for a fixed number of shares, and are classified as equity instruments under ASC 815-40-25-10. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 5.5 years, volatility of 107%, risk-free interest rate of 0.71% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors and placement agent at grant date was $2,018,597.

Warrants

The following is a summary of the warrant activity for the three months ended March 31, 2025:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Outstanding at January 1, 2025	245,192	$17.50	2.02
Exercisable at January 1, 2025	245,192	$17.50	2.02
Granted	-	-	-
Exercised / surrendered	-	-	-
Expired	-	-	-
Outstanding at March 31, 2025	245,192	$17.50	1.77
Exercisable at March 31, 2025	245,192	$17.50	1.77

Shares Issued to Consultants

On January 28, 2023, the Company entered into an advisory service agreement with a designer for advising furniture design concept and development effective on February 1, 2023 for twelve months. The Company shall pay the designer $10,000 per month starting from February 1, 2023 for twelve months, in the form of the Company’s Common Stock, calculated based on the closing stock price on the first trading day of the corresponding month. The shares were issued pursuant to the 2021 Plan. During the three months ended March 31, 2024, the Company issued 528 shares to the designer and charged $10,000 to operations as designer fee.

On July 3, 2023, the Company entered into an IT consulting service agreement with three consultants for analyzing the Company’s IT infrastructure and system effective on July 3, 2023 for twelve months. The Company agreed to grant the consultant 300,000 shares of the Company’s common stock, vesting 25% on July 3, 2023, 25% on October 3, 2023, 25% on January 3, 2024 and 25% on April 3, 2024. The fair value of the 300,000 shares was $636,000, which was calculated based on the stock price of $2.12 per share on July 3, 2023. The shares were issued pursuant to the 2021 Plan. During the three months ended March 31, 2024, the Company charged $159,000 to operations as consulting expenses.

On November 9, 2023, the Company entered into a consulting agreement with a consultant for consulting and strategy services effective on November 16, 2023 for a one-year term. The Company agreed to grant the consultant 50,000 shares of the Company’s common stock, vesting 25% on February 15, 2024, 25% on May 15, 2024, 25% on August 15, 2024 and 25% on November 15, 2024. The fair value of the 50,000 shares was $117,500, which was calculated based on the stock price of $2.35 per share on November 16, 2023. The shares were granted pursuant to the 2021 Plan. During the three months ended March 31, 2024, the Company charged $29,375 to operations as consulting expenses.

On November 16, 2023, Nova Malaysia entered into an agreement with an IT consulting firm to acquire an Artificial Intelligent powered IT System for $675,000. The Company agreed to issue 270,000 shares of common stocks at the price of $2.50 per share which was in equivalent to $675,000 (3,161,970 in Malaysia Ringgit on November 16, 2023) to the IT consulting firm. Artificial Intelligent IT System is just a part of the ultimate software product. The ultimate software is still in developing stage and not feasible to be functional. During the three months ended March 31, 2025, the Company recorded $12,250 as research and development expense.

On January 23, 2024, Nova Malaysia entered into a purchase agreement with an IT consulting firm to acquire an AI-Calculation Engine System, which includes Commission Management Calculation Module, Compiled and Encrypted Calculation Engine, Membership Module, Sales Module and Maintenance and Support, etc. for $750,000. The Company agreed to issue 300,000 shares of common stocks at the price of $2.50 per share which was in equivalent to $750,000 (3,544,875 in Malaysia Ringgit on January 23, 2024) to the IT consulting firm. AI-Calculation Engine System is just a part of the ultimate software product. The ultimate software is still in developing stage and not feasible to be functional. During the three months ended March 31, 2024, the Company recorded $750,000 as research and development expense, respectively.

On January 28, 2024, the Company entered into an advisory service agreement with a designer for advising furniture design concept and development effective on February 1, 2024 for twelve months. The Company shall pay the designer $10,000 per month starting from February 1, 2024 for twelve months, in the form of the Company’s Common Stock, calculated based on the closing stock price on the first trading day of the corresponding month. The shares were granted pursuant to the 2021 Plan. During the three months ended March 31, 2024, the Company issued 10,828 shares to the designer and charged $20,000 to operations as designer fee. On September 30, 2024, the Company entered into an agreement to terminate the service with the designer.

On March 1, 2024, Nova Malaysia entered into a consulting agreement with a consultant for IT system related maintenance and services effective on March 1, 2024 for a one-year term. The Company agreed to grant the consultant 100,000 shares of the Company’s common stock, vesting 25% on March 1, 2024, 25% on June 1, 2024, 25% on September 1, 2024 and 25% on December 1, 2024. The fair value of the 100,000 shares was $163,000, which was calculated based on the stock price of $1.63 per share on March 1, 2024. The shares were granted pursuant to the 2023 Omnibus Long-Term Incentive Plan. During the three months ended March 31, 2025 and 2024, the Company charged $26,906 and $13,844 to operations as consulting fee, respectively.

On September 3, 2024, Nova Malaysia entered into a consulting agreement with a consultant for IT system related maintenance and services effective on September 1, 2024 for a one-year term. The Company agreed to grant the consultant 100,000 shares of the Company’s common stock, vesting 25% on September 3, 2024, 25% on December 3, 2024, 25% on March 3, 2024 and 25% on June 3, 2024. The fair value of the 100,000 shares was $142,000, which was calculated based on the stock price of $1.42 per share on September 3, 2024. The shares were granted pursuant to the 2023 Omnibus Long-Term Incentive Plan. During the three months ended March 31, 2025, the Company charged $35,500 to operations as consulting fee.

On September 3, 2024, Nova Malaysia entered into a consulting agreement with a consultant for IT system related maintenance and services effective on September 1, 2024 for a one-year term. The Company agreed to grant the consultant 100,000 shares of the Company’s common stock, vesting 25% on September 3, 2024, 25% on December 3, 2024, 25% on March 3, 2024 and 25% on June 3, 2024. The fair value of the 100,000 shares was $142,000, which was calculated based on the stock price of $1.42 per share on September 3, 2024. The shares were granted pursuant to the 2023 Omnibus Long-Term Incentive Plan. During the three months ended March 31, 2025, the Company charged $35,500 to operations as consulting fee.

On November 7, 2024, the Company entered into a consulting agreement with a consultant for consulting and strategy services effective on November 16, 2024 for a one-year term. The Company agreed to grant the consultant 50,000 shares of the Company’s common stock, vesting 25% on February 15, 2025, 25% on May 15, 2025, 25% on August 15, 2025 and 25% on November 15, 2025. The fair value of the 50,000 shares was $49,000, which was calculated based on the stock price of $0.98 per share on November 16, 2024. The shares were granted pursuant to the 2023 Plan. During the three months ended March 31, 2025, the Company charged $12,250 to operations as consulting expenses.

Shares and Options Issued to Independent Directors

On November 7, 2018 (the “Grant Date”), the Company entered into stock option agreements under the 2014 Omnibus Long-Term Incentive Plan with the three independent members of the board of directors. The Company agreed to grant the Company’s three independent directors’ options to purchase an aggregate of 12,000 shares of the Company’s common stock at an exercise price of $29.50 per shares, with a term of 5 years. Twenty-five percent (25%) of those stock options vested on November 30, 2018, 25% on will vest on February 28, 2019, 25% on May 31, 2019, and the remaining 25% will vest on August 31, 2019. The fair value of the stock options granted is estimated on the date of the grant using the Black-Scholes option pricing model (“BSOPM”) as described above. The fair value of the options was calculated using the following assumptions: estimated life of ten years, volatility of 84%, risk free interest rate of 3.07%, and dividend yield of 0%. The fair value of 60,000 stock options was $240,105 at the grant date.

On November 4, 2019, the Company entered into stock option agreements under the 2014 Omnibus Long-Term Incentive Plan with the three independent members of the board of directors. The Company agreed to grant the Company’s three independent directors options to purchase an aggregate of 12,000 shares of the Company’s common stock at an exercise price of $14.00 per share, with a term of 5 years, vesting 25% on November 30, 2019, 25% on February 28, 2020, 25% on May 31, 2020, and 25% on August 31, 2020. The fair value of the stock options granted was estimated on the date of the grant using the Black-Scholes option pricing model. The fair value of the options was calculated using the following assumptions: estimated life of ten years, volatility of 87%, risk free interest rate of 1.60%, and dividend yield of 0%. The fair value of the 12,000 stock options was $114,740 at the grant date.

All of above options to the members of the board of directors of the Company were expired during 2024 or earlier.

Shares Issued to Employees

On November 9, 2023, the Company extended an employment agreement with the Company’s Corporate Secretary for a term of one year effective from November 14, 2023. The Company agreed to grant an award of 6,000 restricted Stock Units to the officer pursuant to the Company’s 2021 Omnibus Equity Plan. The fair value of these shares was $12,900, which was calculated based on the stock price of $2.15 per share on November 9, 2023, the date the award was determined by the Compensation Committee of the Board of Directors, vesting 25% on November 9, 2023, 25% on March 31, 2024, 25% on June 30, 2024 and 25% on September 30, 2024. During the three months ended March 31, 2024, the Company recorded $ 3,225 to operations as stock compensation expense.

On November 7, 2024, the Company extended an employment agreement with the Company’s Corporate Secretary for a term of one year effective from November 14, 2024. The Company agreed to grant an award of 6,000 restricted Stock Units to the officer pursuant to the Company’s 2023 Omnibus Equity Plan. The fair value of these shares was $5,880, which was calculated based on the stock price of $0.98 per share on November 7, 2024, the date the award was determined by the Compensation Committee of the Board of Directors, vesting 25% on November 7, 2024, 25% on March 31, 2025, 25% on June 30, 2025 and 25% on September 30, 2025. During the three months ended March 31, 2025, the Company recorded $1,470 to operations as stock compensation expense.

Options Issued to Employees

On August 24, 2018, the compensation committee of the Board approved an option grant to the Company’s Chief Financial Officer to purchase an aggregate of 1,400 shares of the Company’s common stock at an exercise price of $46.25 per share, with a term of 5 years, pursuant to the Company’s 2014 Omnibus Long-Term Incentive Plan. Fifty percent (50%) of those stock options vested immediately, and the remaining 50% vested on the six-month anniversary of the grant date.

The fair value of the option granted to the Chief Financial Officer in 2018 was recognized as compensation expense over the vesting period of the stock option award. The fair value of the option was calculated using Black-Scholes model under the following assumptions: estimated life of five years, volatility of 84%, risk free interest rate of 2.72%, and dividend yield of 0%. The fair value of the 1,400 stock options was $43,680 at the grant date.

On August 12, 2019, the compensation committee of the Board approved an option grant to the Company’s Chief Financial Officer to purchase an aggregate of 1,400 shares of the Company’s common stock at an exercise price of $19.25 per share, with a term of 5 years, pursuant to the Company’s 2014 Omnibus Long-Term Incentive Plan. Fifty percent (50%) of those stock options vested immediately, and the remaining 50% vested on the six-month anniversary of the grant date.

The fair value of the option granted to the Chief Financial Officer in 2019 was recognized as compensation expense over the vesting period of the stock option award. The fair value of the option was calculated using Black-Scholes model under the following assumptions: estimated life of five years, volatility of 87%, risk free interest rate of 1.49%, and dividend yield of 0%. The fair value of the 1,400 stock options was $18,318 at the grant date.

All of above options to Chief Financial Officer were expired during 2024 or earlier.

As of March 31, 2025, unrecognized share-based compensation expense was $110,690.

Note 12 – Stockholders’ Equity

On May 28, 2021, the Company’s stockholders approved the Company’s 2021 Equity Incentive Plan (the “2021 Plan”) at its annual shareholders’ meeting. The 2021 Plan was approved by the Board of Directors of the Company on April 12, 2021 and has a total of 600,000 shares of the Company’s common stock which may be granted as stock reward to attract and retain personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business. On June 16, 2021, the Company filed Form S-8 to register the 600,000 shares of the Company’s common stock under the 2021 Plan.

On August 31, 2023, the Company’s stockholders approved the Company’s 2023 Equity Incentive Plan (the “2023 Plan”) at its special shareholders’ meeting. The 2023 Plan was approved by the Board of Directors of the Company on June 28, 2023 and has a total of 800,000 shares of the Company’s common stock which may be granted as stock reward to attract and retain personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business. On December 15, 2023, the Company filed Form S-8 to register the 800,000 shares of the Company’s common stock under the 2023 Plan.

On May 31, 2024, the Company’s stockholders approved the Company’s 2024 Equity Incentive Plan (the “2024 Plan”) at its annual shareholders’ meeting. The 2024 Plan was approved by the Board of Directors of the Company on April 19, 2024 and has a total of 3,000,000 shares of the Company’s common stock which may be granted as stock reward to attract and retain personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business.

On April 18, 2024, the Company received written notice from the NASDAQ Stock Market (“NASDAQ”) stating that the Company does not meet the requirement of maintaining a minimum of $2,500,000 in stockholders’ equity for continued listing on the NASDAQ Capital Market, as set forth in NASDAQ Listing Rule 5550(b)(1), the Company also does not meet the alternative of market value of listed securities of $35 million under NASDAQ Listing Rule 5550(b)(2) or net income from continuing operations of $500,000 in the most recently completed fiscal year or in two of the last three most recently completed fiscal years under NASDAQ Listing Rule 5550(b)(3), and the Company is no longer in compliance with the NASDAQ Listing Rules.

The NASDAQ notification letter provides the Company until June 6, 2024 to submit a plan to regain compliance. If the plan is accepted, NASDAQ can grant the Company an extension up to 180 calendar days from the date of NASDAQ letter to demonstrate compliance. If NASDAQ does not accept the Company’s compliance plan, the Company will have the opportunity to appeal that decision to a Hearing Panel per NASDAQ Listing Rule 5815(a).

The Company submitted its plan of compliance on May 28, 2024 and a supplemental letter to the plan of compliance on June 20, 2024. On June 27, 2024, the Company received a notification letter from NASDAQ Listing Qualification Staff (“Staff”). Based on the review of the letters submitted by the Company, Staff has determined to grant the Company an extension until October 14, 2024 to regain compliance with the Rule and the Company must complete its initiatives and provide evidences for the compliance with the Rule as required by NASDAQ.

The Company and Nova Samoa have entered into orders to purchase inventories in total amount of $4,650,000, which will be paid in 3,321,429 shares (“Transaction”) of common stock of the Company at US$1.40 per share, as disclosed in the Form 8-K filed by the Company with SEC on October 11, 2024 (the “Form 8-K”). The Company believes it has regained compliance with the stockholders’ equity requirement based upon the Transaction.

Based on the Form 8-K, staff of NASDAQ (“Staff”) has determined that the Company complies with the Listing Rule 5550(b)(1). However, as noted in its letter dated, June 27, 2024, if the Company fails to evidence compliance upon filing its next periodic report covering the period of the Transaction, it may be subject to delisting. At that time, Staff will provide written notification to the Company, which may then appeal Staff’s determination to a Hearings Panel.

On May 16, 2024, the Company entered into a Securities Purchase Agreement with an investor to sell 200,000 shares of the Company’s common stock at a purchase price of $2.00 per share for an aggregate price of $400,000 (the “Private Placement”). The Private Placement was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On July 30, 2024, the Company entered into a Securities Purchase Agreement with the same investor to sell 125,000 shares of the Company’s common stock at a purchase price of $1.60 per share for an aggregate price of $200,000 (the “Private Placement”). The Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On October 11, 2024, Nova LifeStyle, Inc. (the “Company”) and Nova Furniture Limited (Samoa), a wholly owned subsidiary of the Company (“Nova Samoa”) entered into five purchase orders (“POs”) to purchase certain furniture products (the “Products”) from Iconic Tech SDN BHD (“Iconic Tech”), Onefull Technologies SDN. BHD. (“Onefull Technologies”), Skyvip SDH BHD (“Skyvip”), United Poles SDH BHD (“United Poles”) and Teclutions System SDN. BHD (“Teclutions”, collectively with Iconic Tech, Onefull Technologies, Skyvip and United Poles as the Sellers). Pursuant to the POs, the Company, Nova Samoa and Sellers agree that (i) Nova Samoa will purchase Background Light Slabs from Iconic Tech for a total of $945,000 (the “Iconic Order Price”); (ii) Nova Samoa will purchase Porcelin Slabs from Onefull Technologies for a total of $925,000 (the “Onefull Order Price”); (iii) Nova Samoa will purchase Transparent Marble Slabs from Skyvip for a total of $900,000 (the “Skyvip Order Price”); (iv) Nova Samoa will purchase Ultrathinstone from United Poles for a total of $940,000 (the “United Order Price”) (v) the Nova Samoa will purchase Light Transmitting Slate Stone from Teclutions for a total of $940,000 (the “Teclutions Order Price”, collectively with Iconic Order Price, Onefull Order Price, Skyvip Order Price and United Order Price as the Order Prices); (vi) the Order Prices shall be paid up to the Sellers in 3,321,429 shares (“Shares”) of common stock of the Company at US$1.40 per share. The Shares will be issued pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On October 25, 2024, Nova LifeStyle, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Agreement”) with certain purchaser identified on the signature page thereto (the “Purchaser”), pursuant to which the Company agreed to sell to the Purchaser in a private placement 125,000 shares (the “Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a purchase price of $1.20 per share for an aggregate price of $150,000 (the “Private Placement”). The Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

Shares and Warrants issued through Private Placement

On July 23, 2021, the Company conducted a registered direct offering of 222,902 shares of common stock. The shares were offered and sold by the Company pursuant to an effective shelf registration statement on Form S-3, which was filed with the Securities and Exchange Commission (the “SEC”) on October 8, 2020 and subsequently declared effective on October 15, 2020. Additionally, the Company issued to the investors unregistered warrants to purchase up to an aggregate of 222,902 shares of common stock in a concurrent private placement. The combined purchase price for one share of common stock and a warrant to purchase one share of common stock was $14.00. The warrants have an exercise price of $17.50 per share, are exercisable beginning six-months from the date of issuance, and will expire five and a half years from the date of issuance. The offering gross proceeds were $3,120,622 before deducting placement agent’s commissions and other offering costs, and the net proceeds of the offering were approximately $2,760,000. The offering closed on July 27, 2021.

In conjunction with this offering, the Company issued warrants to purchase 22,290 shares of common stock at an exercise price of $17.50 per share to the placement agent and its designees. The placement agent warrants are exercisable on the six-month anniversary of the issuance date. The placement agent warrants are exercisable for four and a half years from the initial exercise date. The placement agent warrants have piggy-back registration rights and have a termination date of July 23, 2026.

The warrants issued in the private placement described above are exercisable for a fixed number of shares, and are classified as equity instruments under ASC 815-40-25-10. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 5.5 years, volatility of 107%, risk-free interest rate of 0.71% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors and placement agent at grant date was $2,018,597.

Warrants

The following is a summary of the warrant activity for the year ended December 31, 2024:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Outstanding at January 1, 2024	245,192	$17.50	3.02
Exercisable at January 1, 2024	245,192	$17.50	3.02
Granted	-	-	-
Exercised / surrendered	-	-	-
Expired	-	-	-
Outstanding at December 31, 2024	245,192	$17.50	2.02
Exercisable at December 31, 2024	245,192	$17.50	2.02

Shares Issued to Consultants

On January 28, 2022, the Company entered into an advisory service agreement with a designer for advising furniture design concept and development effective on February 1, 2022 for twelve months. The Company shall pay the designer $10,000 per month starting from February 1, 2022 for twelve months, in the form of the Company’s Common Stock, calculated based on the closing stock price on the first trading day of the corresponding month. The shares were issued pursuant to the 2021 Plan. During the years ended December 31, 2024 and 2023, the Company issued 0 and 4,347 shares to the designer and charged nil and $ 10,000, respectively to operations as designer fee.

On July 1, 2022, the Company entered into a consulting agreement with a consultant for consulting and strategy services effective on July 1, 2022 for a one-year term. The Company agreed to grant the consultant 10,000 shares of the Company’s common stock, vesting 25% on July 1, 2022, 25% on October 1, 2022, 25% on January 1, 2023 and 25% on April 1, 2023. The fair value of the 10,000 shares was $36,000, which was calculated based on the stock price of $3.60 per share on July 1, 2022 and has been amortized over the service term. The shares were issued pursuant to the 2021 Plan. During the years ended December 31, 2024 and 2023, the Company charged nil and $18,000 to operations as consulting expenses, respectively.

On November 16, 2022, the Company entered into a consulting agreement with a consultant for consulting and strategy services effective on November 16, 2022 for a one-year term. The Company agreed to grant the consultant 10,000 shares of the Company’s common stock, vesting 25% on February 15, 2023, 25% on May 15, 2023, 25% on August 15, 2023 and 25% on November 15, 2023. The fair value of the 10,000 shares was $28,000, which was calculated based on the stock price of $2.80 per share on November 16, 2022. The shares were issued pursuant to the 2021 Plan. During the years ended December 31, 2024 and 2023, the Company charged nil and $ 28,000, respectively, to operations as consulting expenses.

On January 28, 2023, the Company entered into an advisory service agreement with a designer for advising furniture design concept and development effective on February 1, 2023 for twelve months. The Company shall pay the designer $10,000 per month starting from February 1, 2023 for twelve months, in the form of the Company’s Common Stock, calculated based on the closing stock price on the first trading day of the corresponding month. The shares were issued pursuant to the 2021 Plan. During the years ended December 31, 2024 and 2023, the Company issued 528 and 41,144 shares to the designer and charged $10,000 and $ 110,000 to operations as designer fee, respectively.

On July 3, 2023, the Company entered into an IT consulting service agreement with three consultants for analyzing the Company’s IT infrastructure and system effective on July 3, 2023 for twelve months. The Company agreed to grant the consultant 300,000 shares of the Company’s common stock, vesting 25% on July 3, 2023, 25% on October 3, 2023, 25% on January 3, 2024 and 25% on April 3, 2024. The fair value of the 300,000 shares was $636,000, which was calculated based on the stock price of $2.12 per share on July 3, 2023. The shares were issued pursuant to the 2021 Plan. During the years ended December 31, 2024 and 2023, the Company charged $318,000 and $ 318,000 to operations as consulting expenses, respectively.

On November 9, 2023, the Company entered into a consulting agreement with a consultant for consulting and strategy services effective on November 16, 2023 for a one-year term. The Company agreed to grant the consultant 50,000 shares of the Company’s common stock, vesting 25% on February 15, 2024, 25% on May 15, 2024, 25% on August 15, 2024 and 25% on November 15, 2024. The fair value of the 50,000 shares was $117,500, which was calculated based on the stock price of $2.35 per share on November 16, 2023. The shares were granted pursuant to the 2021 Plan. During the years ended December 31, 2024 and 2023, the Company charged $102,692 and $ 14,808 to operations as consulting expenses, respectively.

On November 16, 2023, Nova Malaysia entered into an agreement with an IT consulting firm to acquire an Artificial Intelligent powered IT System for $675,000. The Company agreed to issue 270,000 shares of common stocks at the price of $2.50 per share which was in equivalent to $675,000 (3,161,970 in Malaysia Ringgit on November 16, 2023) to the IT consulting firm. Artificial Intelligent IT System is just a part of the ultimate software product. The ultimate software is still in developing stage and not feasible to be functional. During the years ended December 31, 2024 and 2023, the Company recorded nil and $675,000 as research and development expense, respectively.

On January 23, 2024, Nova Malaysia entered into a purchase agreement with an IT consulting firm to acquire an AI-Calculation Engine System, which includes Commission Management Calculation Module, Compiled and Encrypted Calculation Engine, Membership Module, Sales Module and Maintenance and Support, etc. for $750,000. The Company agreed to issue 300,000 shares of common stocks at the price of $2.50 per share which was in equivalent to $750,000 (3,544,875 in Malaysia Ringgit on January 23, 2024) to the IT consulting firm. AI-Calculation Engine System is just a part of the ultimate software product. The ultimate software is still in developing stage and not feasible to be functional. During the year ended December 31, 2024, the Company recorded $750,000 as research and development expense, respectively.

On January 28, 2024, the Company entered into an advisory service agreement with a designer for advising furniture design concept and development effective on February 1, 2024 for twelve months. The Company shall pay the designer $10,000 per month starting from February 1, 2024 for twelve months, in the form of the Company’s Common Stock, calculated based on the closing stock price on the first trading day of the corresponding month. The shares were granted pursuant to the 2021 Plan. During the year ended December 31, 2024, the Company issued 43,426 shares to the designer and charged $90,000 to operations as designer fee. On September 30, 2024, the Company entered into an agreement to terminate the service with the designer.

On March 1, 2024, Nova Malaysia entered into a consulting agreement with a consultant for IT system related maintenance and services effective on March 1, 2024 for a one-year term. The Company agreed to grant the consultant 100,000 shares of the Company’s common stock, vesting 25% on March 1, 2024, 25% on June 1, 2024, 25% on September 1, 2024 and 25% on December 1, 2024. The fair value of the 100,000 shares was $163,000, which was calculated based on the stock price of $1.63 per share on March 1, 2024. The shares were granted pursuant to the 2023 Omnibus Long-Term Incentive Plan. During the year ended December 31, 2024, the Company charged $136,094 to operations as consulting fee.

On July 5, 2024, the Nova Malaysia entered into a Sale and Purchase Agreement with an IT consulting firm to acquire a Nova Living DesignXperience System for $660,000. The Company agreed to issue 400,000 shares of common stocks at the price of $1.65 per share which was in equivalent to $660,000 (3,106,620 in Malaysia Ringgit on July 5, 2024) to the IT consulting firm. The Nova Living DesignXperience System includes Virtual Interior Design Consultation, Furniture Recommendation Generation, Realistic Rendering of Virtual Products, Testing and Quality Assurance, Documentation and Support and Deployment and Maintenance. During the year ended December 31, 2024, the Company recorded $660,000 as research and development expense.

On August 7, 2024, Nova Malaysia entered into a Sale and Purchase Agreement with an IT consulting firm to acquire a Payment IT System for $552,000. The Company agreed to issue 460,000 shares of common stocks at the price of $1.20 per share which was in equivalent to $552,000 (2,481,240 in Malaysia Ringgit on August 7, 2024) to the IT consulting firm. The Payment IT System includes User Registration and Management, Payment Processing, Security and Compliance, Integration and APIs, Merchant Tools, Transaction Management, Reporting and Analytics and Notification System. During the year ended December 31, 2024, the Company recorded $552,000 as research and development expense.

On September 3, 2024, Nova Malaysia entered into a consulting agreement with a consultant for IT system related maintenance and services effective on September 1, 2024 for a one-year term. The Company agreed to grant the consultant 100,000 shares of the Company’s common stock, vesting 25% on September 3, 2024, 25% on December 3, 2024, 25% on March 3, 2024 and 25% on June 3, 2024. The fair value of the 100,000 shares was $142,000, which was calculated based on the stock price of $1.42 per share on September 3, 2024. The shares were granted pursuant to the 2023 Omnibus Long-Term Incentive Plan. During the year ended December 31, 2024, the Company charged $46,393 to operations as consulting fee.

On September 3, 2024, Nova Malaysia entered into a consulting agreement with a consultant for IT system related maintenance and services effective on September 1, 2024 for a one-year term. The Company agreed to grant the consultant 100,000 shares of the Company’s common stock, vesting 25% on September 3, 2024, 25% on December 3, 2024, 25% on March 3, 2024 and 25% on June 3, 2024. The fair value of the 100,000 shares was $142,000, which was calculated based on the stock price of $1.42 per share on September 3, 2024. The shares were granted pursuant to the 2023 Omnibus Long-Term Incentive Plan. During the year ended December 31, 2024, the Company charged $46,393 to operations as consulting fee.

On November 7, 2024, the Company entered into a consulting agreement with a consultant for consulting and strategy services effective on November 16, 2024 for a one-year term. The Company agreed to grant the consultant 50,000 shares of the Company’s common stock, vesting 25% on February 15, 2025, 25% on May 15, 2025, 25% on August 15, 2025 and 25% on November 15, 2025. The fair value of the 50,000 shares was $49,000, which was calculated based on the stock price of $0.98 per share on November 16, 2024. The shares were granted pursuant to the 2023 Plan. During the years ended December 31, 2024, the Company charged $6,175 to operations as consulting expenses.

Shares and Options Issued to Independent Directors

On November 7, 2018 (the “Grant Date”), the Company entered into stock option agreements under the 2014 Omnibus Long-Term Incentive Plan with the three independent members of the board of directors. The Company agreed to grant the Company’s three independent directors’ options to purchase an aggregate of 12,000 shares of the Company’s common stock at an exercise price of $29.50 per shares, with a term of 5 years. Twenty-five percent (25%) of those stock options vested on November 30, 2018, 25% on will vest on February 28, 2019, 25% on May 31, 2019, and the remaining 25% will vest on August 31, 2019. The fair value of the stock options granted is estimated on the date of the grant using the Black-Scholes option pricing model (“BSOPM”) as described above. The fair value of the options was calculated using the following assumptions: estimated life of ten years, volatility of 84%, risk free interest rate of 3.07%, and dividend yield of 0%. The fair value of 60,000 stock options was $240,105 at the grant date.

On November 4, 2019, the Company entered into stock option agreements under the 2014 Omnibus Long-Term Incentive Plan with the three independent members of the board of directors. The Company agreed to grant the Company’s three independent directors options to purchase an aggregate of 12,000 shares of the Company’s common stock at an exercise price of $14.00 per share, with a term of 5 years, vesting 25% on November 30, 2019, 25% on February 28, 2020, 25% on May 31, 2020, and 25% on August 31, 2020. The fair value of the stock options granted was estimated on the date of the grant using the Black-Scholes option pricing model. The fair value of the options was calculated using the following assumptions: estimated life of ten years, volatility of 87%, risk free interest rate of 1.60%, and dividend yield of 0%. The fair value of the 12,000 stock options was $114,740 at the grant date.

Shares Issued to Employees

On November 11, 2022, the Company extended an employment agreement with the Company’s Corporate Secretary for a term of one year effective from November 14, 2022. The Company agreed to grant an award of 1,200 restricted Stock Units to the officer pursuant to the Company’s 2021 Omnibus Equity Plan. The fair value of these shares was $3,540, which was calculated based on the stock price of $2.95 per share on November 11, 2022, the date the award was determined by the Compensation Committee of the Board of Directors, vesting 25% on November 11, 2022, 25% on March 31, 2023, 25% on June 30, 2023 and 25% on September 30, 2023. During the years ended December 31, 2024 and 2023, the Company record nil and $2,655 to operations as stock compensation expense, respectively.

On November 9, 2023, the Company extended an employment agreement with the Company’s Corporate Secretary for a term of one year effective from November 14, 2023. The Company agreed to grant an award of 6,000 restricted Stock Units to the officer pursuant to the Company’s 2021 Omnibus Equity Plan. The fair value of these shares was $12,900, which was calculated based on the stock price of $2.15 per share on November 9, 2023, the date the award was determined by the Compensation Committee of the Board of Directors, vesting 25% on November 9, 2023, 25% on March 31, 2024, 25% on June 30, 2024 and 25% on September 30, 2024. During the years ended December 31, 2024 and 2023, the Company record $11,204 and $ 3,225 to operations as stock compensation expense, respectively.

On November 7, 2024, the Company extended an employment agreement with the Company’s Corporate Secretary for a term of one year effective from November 14, 2024. The Company agreed to grant an award of 6,000 restricted Stock Units to the officer pursuant to the Company’s 2023 Omnibus Equity Plan. The fair value of these shares was $5,880, which was calculated based on the stock price of $0.98 per share on November 7, 2024, the date the award was determined by the Compensation Committee of the Board of Directors, vesting 25% on November 7, 2024, 25% on March 31, 2025, 25% on June 30, 2025 and 25% on September 30, 2025. During the years ended December 31, 2024, the Company record $741 to operations as stock compensation expense.

Options Issued to Employees

On August 24, 2018, the compensation committee of the Board approved an option grant to the Company’s Chief Financial Officer to purchase an aggregate of 1,400 shares of the Company’s common stock at an exercise price of $46.25 per share, with a term of 5 years, pursuant to the Company’s 2014 Omnibus Long-Term Incentive Plan. Fifty percent (50%) of those stock options vested immediately, and the remaining 50% vested on the six-month anniversary of the grant date.

The fair value of the option granted to the Chief Financial Officer in 2018 was recognized as compensation expense over the vesting period of the stock option award. The fair value of the option was calculated using Black-Scholes model under the following assumptions: estimated life of five years, volatility of 84%, risk free interest rate of 2.72%, and dividend yield of 0%. The fair value of the 1,400 stock options was $43,680 at the grant date.

On August 12, 2019, the compensation committee of the Board approved an option grant to the Company’s Chief Financial Officer to purchase an aggregate of 1,400 shares of the Company’s common stock at an exercise price of $19.25 per share, with a term of 5 years, pursuant to the Company’s 2014 Omnibus Long-Term Incentive Plan. Fifty percent (50%) of those stock options vested immediately, and the remaining 50% vested on the six-month anniversary of the grant date.

The fair value of the option granted to the Chief Financial Officer in 2019 was recognized as compensation expense over the vesting period of the stock option award. The fair value of the option was calculated using Black-Scholes model under the following assumptions: estimated life of five years, volatility of 87%, risk free interest rate of 1.49%, and dividend yield of 0%. The fair value of the 1,400 stock options was $18,318 at the grant date.

As of December 31, 2024, unrecognized share-based compensation expense was $159,910.

Stock option activity under the Company’s stock-based compensation plans is shown below:

	Number of Shares	Average Exercise Price per Share	Weighted Average Remaining Contractual Term in Years

Outstanding at January 1, 2024	13,400	$14.55	0.82
Exercisable at January 1, 2024	13,400	14.55	0.82

Granted	-	-	-
Exercised	-	-	-
Forfeited	13,400	14.55	-
Outstanding at December 31, 2024	-	-	-
Exercisable at December 31, 2024	-	-	-

(1)	The intrinsic value of the stock options at December 31, 2024 is the amount by which the market value of the Company’s common stock of $0.67 as of December 31, 2024 exceeds the average exercise price of the option. As of December 31, 2024, the intrinsic value of the outstanding and exercisable stock options was nil.